Cash and Bank Balances - Schedule of Cash and Bank Balances (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Cash and Bank Balances [Abstract]
Cash and bank balances	RM 21,018,867		RM 32,636,917
Fixed deposits with original maturities of three months or less	10,200,000
Cash and bank balances	RM 31,218,867	$ 7,651,683	RM 32,636,917	$ 7,999,244	RM 33,361,224	RM 56,183,612